Item 1. Report to Shareholders

T. Rowe Price Emerging Markets Stock Fund
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Certified Financials

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T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------


               6 Months   Year
               Ended      Ended
              4/30/03    10/31/02   10/31/01   10/31/00   10/31/99   10/31/98
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period      $   9.87   $   9.15   $  12.42   $  11.08   $   7.95   $  11.08

  Investment activities
  Net investment
  income (loss)    0.06       0.04       0.02      (0.02)     (0.01)*     0.05*

  Net realized and
  unrealized
  gain (loss)      0.34       0.68      (3.30)      1.34       3.18      (3.06)

  Total from
  investment
  activities       0.40       0.72      (3.28)      1.32       3.17      (3.01)

Distributions
  Net investment
  income          (0.02)     (0.01)      --         --        (0.04)      --

  Net realized
  gain             --         --         --         --         --        (0.15)

  Total
  distributions   (0.02)     (0.01)      --         --        (0.04)     (0.15)

  Redemption fees
  added to
  paid-in-capital  --         0.01       0.01       0.02       --         0.03

NET ASSET VALUE
End of
period         $  10.25   $   9.87   $   9.15   $  12.42   $  11.08   $   7.95
              ------------------------------------------------------------------

Ratios/Supplemental Data
Total
return^            4.05%      7.97%    (26.33)%    12.09%     40.08%*  (27.31)%*

Ratio of total
expenses to
average net
assets         1.50%!         1.51%      1.58%      1.50%      1.75%*     1.75%*


Ratio of net investment
income (loss) to average
net assets     1.35%!         0.41%      0.19%     (0.12)%    (0.14)%*    0.46%*

Portfolio
turnover rate  50.4%!         70.5%      70.3%      56.1%      59.0%      54.5%

Net assets,
end of period
(in thousands) $176,080   $158,465   $131,436   $152,990   $108,418      $69,752



^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.75% contractual expense limitation in effect through 10/31/01.

!    Annualized

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Emerging Markets Stock Fund
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Certified Financials (Unaudited)                                April 30, 2003

Statement of Net Assets                                 Shares            Value
--------------------------------------------------------------------------------
                                                               In thousands

  BRAZIL  8.0%

  Common Stocks  6.7%

  Brasil Telecom Participacoes ADR (USD)            13,000      $           460

  Companhia de Bebidas ADR (USD)                   101,497                2,019

  Companhia Vale do Rio Doce
     ADR (1 ADR represents 1 common stock)           7,000                  196

  Companhia Vale do Rio Doce
     ADR (1 ADR represents
     1 preferred A share) (USD)                     63,500                1,676


  Embraer Aircraft ADR (USD)                        48,105                  667

  Grupo Pao de Acucar ADR
  (USD) (misc. symbol)                              12,118                  176

  Petroleo Brasileiro
  (Petrobras) ADR (USD)                            242,590                4,151

  Tele Norte Leste Participacoes
  ADR (USD) (misc. symbol)                          24,000                  260

  Telebras ADR (USD) (misc. symbol)                 86,980                2,260
                                                                         11,865

  Preferred Stocks  1.3%

  Ambev                                                  5                    0

  Banco Bradesco                               158,314,849                  653

  Banco Itau Holding Financeira                 22,898,200                1,532

                                                                          2,185

  Total Brazil (Cost $16,141)                                            14,050


  CHILE  0.6%

  Common Stocks  0.6%

  Banco Santander ADR (USD) *                       48,211                1,052

  Total Chile (Cost $912)                                                 1,052


  CHINA  1.2%

  Common Stocks  1.2%

  China Pharmaceutical Enterprise (HKD)          1,462,000                  408

  China Telecom Limited (HKD) *                  5,000,000                  962

  Sinopac (HKD) *                                4,360,000                  676

  Total China (Cost $2,024)                                               2,046


  CZECH REPUBLIC  0.6%

  Common Stocks  0.6%

  Komercni Banka                                    14,493                1,014

  Total Czech Republic (Cost $998)                                        1,014


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  ESTONIA  1.2%

  Common Stocks  1.2%

  Eesti Telekom GDR (USD)                           53,233      $         1,061

  Hansabank (EUR)                                   58,100                1,060

  Total Estonia (Cost $1,532)                                             2,121


  HONG KONG  2.5%

  Common Stocks  2.5%

  China Insurance                                  904,000                  443

  China Mobile (Hong Kong)                       1,384,000                2,777

  CNOOC                                            948,000                1,246

  Total Hong Kong (Cost $4,309)                                          4,466


  HUNGARY  2.8%

  Common Stocks  2.8%

  EGIS                                              16,799                  592

  Gedeon Richter                                    21,249                1,546

  OTP Bank                                         260,390                2,801

  Total Hungary (Cost $3,861)                                             4,939


  INDIA  4.7%

  Common Stocks  4.7%

  Bharti Tele-Ventures *                           749,000                  535

  Cipla                                             30,200                  402

  HDFC Bank                                        267,000                1,399

  Hindustan Lever                                  355,280                1,085

  Housing Development Finance                      132,300                  956

  I-Flex Solutions, 144A *                          36,900                  661

  ICICI Bank (Ordinary shares) *                   273,031                  706

  Infosys Technologies                              26,800                1,584

  Ranbaxy Laboratories                              31,520                  449

  State Bank of India                               68,000                  425

  Total India (Cost $7,913)                                               8,202


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  INDONESIA  0.7%

  Common Stocks  0.7%

  Telekom Indonesia                              2,711,000      $         1,281

  Total Indonesia (Cost $840)                                             1,281


  ISRAEL  3.0%

  Common Stocks  3.0%

  Check Point Software
  Technologies (USD) *                              30,514                  480

  Partner Communications ADR (USD) *               410,630                1,835

  Teva Pharmaceutical ADR (USD)                     62,440                2,916

  Total Israel (Cost $5,074)                                              5,231


  MALAYSIA  5.4%

  Common Stocks  5.3%

  Berjaya Sports Toto                              881,600                  728

  Gamuda Berhad                                    543,000                  743

  Genting Berhad                                   178,000                  562

  Hong Leong Bank                                  489,000                  528

  Magnum                                         1,318,000                  822

  Malayan Banking Berhad                           362,200                  753

  Maxis Communications                             810,300                1,120

  Maxis Communications, 144A                       125,000                  173

  Public Bank Berhad                               905,000                  572

  Resorts World                                  1,073,200                2,358

  Sime Darby                                       354,000                  466

  SP Setia                                         755,499                  431

                                                                          9,256

  Convertible Preferred Stocks  0.1%

  Berjaya Sports Toto
  (Irredeemable Conv. Unsec. Loan Stock)           360,450                  269

                                                                            269

  Total Malaysia (Cost $10,044)                                           9,525


  MEXICO  9.5%

  Common Stocks  9.5%

  America Movil ADR, Series L (USD)                214,390                3,595

  Cemex Participating Certificates
  (Represents 2 Series A and
  1 Series B shares)                               240,469                1,088

  Coca-Cola Femsa ADR, Series L (USD)               46,000      $           978

  Femsa UBD Units
  (Represents 1 Series B and
  4 Series D shares)                               267,540                1,009

  Grupo Aeroportuario
  del Sureste ADR (USD)                             52,000                  666

  Grupo Financiero BBVA Bancomer,
  Series B *(misc. symbol)                       2,243,801                1,947

  Grupo Modelo, Series C                           226,000                  504

  Grupo Televisa ADR (USD) *                        33,369                1,013

  Kimberly-Clark de Mexico, Series A                74,000                  181

  Telmex ADR, Series L
  (USD) (misc. symbol)                              96,951                2,929

  Wal-Mart de Mexico                               995,330                2,751

  Total Mexico (Cost $11,888)                                            16,661


PERU  0.5%

Common Stocks  0.5%

  Compania de Minas Buenaventura ADR,
  Series B (USD) (misc. symbol)                     30,600                  814

  Total Peru (Cost $542)                                                    814


  POLAND  1.3%

  Common Stocks  1.3%

  Bank Polska Kasa Opieki Grupa                     27,400                  614

  Computerland *                                     7,233                  161

  Telekomunikacja Polska *                         444,300                1,495

  Total Poland (Cost $2,096)                                              2,270


  RUSSIA  7.9%

  Common Stocks  7.9%

  GMK Norilsk Nickel (USD)                          25,300                  592

  Lukoil (USD)                                      48,520                  835

  Lukoil ADR (USD)                                  44,060                3,046

  Mobile Telesystems ADR
  (USD) *(misc. symbol)                             50,260                2,412

  Sberbank RF (USD)                                  2,861                  655

  Sibneft ADR
  (USD) (misc. symbol)                              21,100                  492

  Surgutneftegaz
  ADR (USD) (misc. symbol)                          54,510                1,077

  Vimpel-Communications
  ADR (USD) *(misc. symbol)                         39,800                1,586

  Wimm-Bill-Dann Foods
  ADR (USD) *(misc. symbol)                         32,400                  595

  YUKOS ADR (USD) (misc. symbol)                    14,960                2,633

  Total Russia (Cost $9,975)                                             13,923


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  SOUTH AFRICA  9.6%

  Common Stocks  9.6%

  ABSA Group (misc. symbol)                        477,700      $         2,099

  AngloGold                                         36,400                1,040

  FirstRand                                      1,188,300                1,162

  Gold Fields                                      121,800                1,240

  Harmony Gold (misc. symbol)                       93,900                  996

  Impala Platinum
  Holdings (misc. symbol)                           43,140                2,139

  Nedcor                                           222,212                3,000

  New Clicks                                     1,572,385                1,170

  Pick 'N Pay Stores                               634,900                1,141

  Sanlam                                         1,588,220                1,319

  Sasol                                             71,300                  775

  Telkom South Africa *(misc. symbol)              194,200                  842

  Total South Africa (Cost $15,581)                                      16,923


  SOUTH KOREA  18.9%

  Common Stocks  18.2%

  Hanwha Chemical *                                217,470                  673

  Hyundai Motor (misc. symbol)                      23,040                  544

  Kookmin Bank (misc. symbol)                      161,776                4,540

  Kookmin Bank ADR (USD) (misc. symbol)              5,800                  160

  Korea Telecom                                     21,500                  883

  KT Corporation ADR
  (USD) (misc. symbol)                              54,937                1,112

  Kumgang Korea Chemical
  (Ordinary shares) (misc. symbol)                  10,230                  871

  Kumgang Korea Chemical GDR, 144A (USD) *          36,800                  577

  LG Chemical (misc. symbol)                        41,170                1,366

  Lotte Chilsung Beverage                            2,430                1,204

  Lotte Confectionery                                1,650                  599

  NCsoft *(misc. symbol)                             9,055                  790

  NHN Corporation *                                  8,923                  801

  Pacific Corporation (misc. symbol)                 7,770                  687

  POSCO (misc. symbol)                              10,700                  903

  Samsung Electronics                               36,055                9,051

  Samsung Fire & Marine
  Insurance *(misc. symbol)                         25,790                1,274

  Shinhan Financial (misc. symbol)                 191,100                1,887

  Shinsegae (misc. symbol)                           6,120                  730

  South Korea Telecom                               25,240                3,511

                                                                         32,163

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  Preferred Stocks  0.7%

  Hyundai Motor                                     48,380      $           542

  Samsung Electronics                                5,140                  630

                                                                          1,172

  Total South Korea (Cost $26,615)                                       33,335


  SWITZERLAND  0.2%

  Common Stocks  0.2%

  Compagnie Financiere Richemont
  (10 depository receipts
  represent 1 A share) (ZAR)                       234,500                  348

  Total Switzerland (Cost $457)                                             348


  TAIWAN  10.1%

  Common Stocks  10.1%

  Accton Technology *                              972,000                  657

  Advantech                                        270,000                  477

  Ambit Microsystems                               145,000                  415

  Basso Industry                                   418,000                  679

  Chinatrust Financial Holdings *                2,346,245                1,834

  Delta Electronics                                779,350                  863

  Evergreen Marine                                 219,000                  134

  Formosa Plastic                                  888,180                1,098

  Fubon Financial Holdings                       1,343,000                  919

  Hon Hai Precision Industry                       148,383                  465

  Nan Ya Plastic                                 1,081,020                  938

  Phoenixtec Power                                 683,000                  526

  Quanta Computer                                  550,000                  964

  Realtek Semiconductor                            197,000                  374

  Realtek Semiconductor GDR (USD)                   38,480                  292

  SinoPac Holdings *                             1,555,000                  485

  Taishin Financial Holdings *                   1,652,000                  750

  Taiwan Cellular                                        1                    0

  Taiwan Semiconductor Manufacturing             1,965,337                2,700

  Test Rite International                          963,900                  601

  United Microelectronics                        1,270,371                  730

  Via Technologies                                 522,000                  600

  Wan Hai Lines                                  1,481,000                1,201

  Total Taiwan (Cost $19,740)                                            17,702

  THAILAND  4.4%

  Common Stocks  4.2%

  Advanced Info Service (Ordinary shares)          797,900      $           838

  Advanced Info Services
  (Non Voting Depository Receipt)                  636,300                  668

  Bangkok Bank (Local shares) *                  1,091,000                1,337

  Kasikornbank Public
  (Non Voting Depository Receipt) *              1,180,000                  875

  Land & Houses                                  3,849,900                  665

  Siam Cement                                      495,300                1,399

  Siam Commercial Bank (Foreign Shares) *          255,000                  204

  Siam Commercial Bank
  (Non Voting Depository Receipt) *              1,811,000                1,448

  TelecomAsia, Rights *                            187,357                    0

                                                                          7,434

  Preferred Stocks  0.2%

  PTT                                              364,300                  400

                                                                            400

  Total Thailand (Cost $6,378)                                            7,834


  TURKEY  1.4%

  Common Stocks  1.4%

  Akbank                                       142,375,696                  505

  Anadolu Efes Biracilik ve Malt Sanayii *      33,345,000                  665

  Hurriyet Gazete *                            206,075,000                  467

  Migros Turk                                   64,740,000                  571

  Turkiye Garanti Bankasi *                    239,918,360                  290

  Total Turkey (Cost $2,533)                                              2,498


  UNITED KINGDOM  2.0%

  Common Stocks  2.0%

  Anglo American (ZAR)                             245,110                3,558

  Total United Kingdom (Cost $3,868)                                      3,558


  VENEZUELA  0.1%

  Common Stocks  0.1%

  Compania Anonima Nacional Telefonos
  de Venezuela (CANTV)
     Series D, ADR (USD)                            25,083                  261

  Total Venezuela (Cost $516)                                               261

  SHORT-TERM INVESTMENTS  3.6%

  Money Market Funds  3.6%

  T. Rowe Price Reserve
  Investment Fund, 1.30% #                       6,358,298      $         6,358

  Total Short-Term
  Investments (Cost $6,358)                                               6,358


  SECURITIES LENDING COLLATERAL 7.7%

  Money Market Pooled Account 7.7%

  Investment in money market pooled
    account managed by
  JPMorgan Chase Bank, London                   13,631,555               13,632

  Total Securities Lending
  Collateral (Cost $13,632)                                              13,632

                                                                        Value
--------------------------------------------------------------------------------
                                                                 In Thousands

  Total Investments in Securities

  107.9% of Net Assets (Cost $173,827)                          $       190,044

  Other Assets Less Liabilities
  Including $13,632 obligation to
  return securities lending collateral                                  (13,964)

  NET ASSETS                                                    $       176,080
                                                                ---------------

  Net Assets Consist of:
  Undistributed net investment
  income (loss)                                                 $         1,087

  Undistributed net
  realized gain (loss)                                                  (59,616)

  Net unrealized gain (loss)                                             16,242

  Paid-in-capital applicable
  to 17,179,145 shares of
  $0.01 par value capital
  stock outstanding;
  2,000,000,000 shares of
  the Corporation authorized                                            218,367

  NET ASSETS                                                    $       176,080
                                                                ---------------

  NET ASSET VALUE PER SHARE                                     $         10.25
                                                                ---------------



             #   Seven-day yield
             *   Non-income producing
(misc. symbol)  All or a portion of this security is on loan at April 30, 2003 -
                See Note 2
          144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $1,411,000 and represents 0.8% of net assets
           ADR  American Depository Receipts
           EUR  Euro
           GDR  Global Depository Receipts
           HKD  Hong Kong dollar
           USD  United States dollar
           ZAR  South African rand


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                             6 Months
                                                                Ended
                                                              4/30/03

  Investment Income (Loss)

  Income

     Dividend
     (net of foreign taxes of $242)                        $    2,202

     Securities lending                                           128

     Interest                                                      40

     Total income                                               2,370

  Expenses

     Investment management                                        890

     Shareholder servicing                                        225

     Custody and accounting                                        83

     Legal and audit                                               24

     Registration                                                  17

     Prospectus and shareholder reports                             6

     Directors                                                      3

     Miscellaneous                                                  2

     Total expenses                                             1,250

  Net investment income (loss)                                  1,120

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)

     Securities                                               (11,932)

     Foreign currency transactions                               (107)

     Net realized gain (loss)                                 (12,039)

  Change in net unrealized gain (loss)

     Securities                                                17,561

     Other assets and liabilities
     denominated in foreign currencies                             16

     Change in net unrealized gain (loss)                      17,577

  Net realized and unrealized gain (loss)                       5,538

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                   $    6,658
                                                           ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/03             10/31/02

  Increase (Decrease) in Net Assets
  Operations
     Net investment income (loss)          $         1,120      $           689

     Net realized gain (loss)                      (12,039)             (18,983)

     Change in net unrealized
     gain (loss)                                    17,577               25,248

     Increase (decrease) in net
     assets from operations                          6,658                6,954

  Distributions to shareholders
     Net investment income                            (328)                (145)

  Capital share transactions *
     Shares sold                                    50,073              101,389

     Distributions reinvested                          293                  134

     Shares redeemed                               (39,135)             (81,462)

     Redemption fees received                           54                  159

     Increase (decrease) in net
     assets from capital
     share transactions                             11,285               20,220

  Net Assets

  Increase (decrease) during period                 17,615               27,029

  Beginning of period                              158,465              131,436

  End of period                            $       176,080      $       158,465
                                           ---------------      ---------------

  *Share information
     Shares sold                                     4,945                9,188

     Distributions reinvested                           28                   12

     Shares redeemed                                (3,849)              (7,511)

     Increase (decrease) in
     shares outstanding                              1,124                1,689


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                April 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Stock Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on March 31, 1995. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judg-ment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Redemption Fees
     A 2% fee is assessed on redemptions of fund shares held less than 1 year. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Emerging Markets
     At April 30, 2003, approximately 94% of the fund's net assets were invested in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2003, the value of loaned securities was $18,464,000; aggregate collateral consisted of $13,632,000 in the money market pooled account and U.S. government securities valued at $5,669,000.


     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $52,680,000 and $40,332,000, respectively, for the six months ended April 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2003.

     The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2002, the fund had $47,577,000 of unused capital loss carryforwards, of which $10,590,000 expire in 2006, $314,000 expire in 2007, and $36,673,000 expire in thereafter through 2010.

     At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $173,827,000. Net unrealized gain aggregated $16,242,000 at period-end, of which $29,225,000 related to appreciated investments and $12,983,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

     Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities. At April 30, 2003, the fund had a capital gain tax refund receivable of $145,000, no deferred tax liability, $2,825,000 of capital loss carryforwards expiring in 2010 and $1,355,000 expiring in 2011.


NOTE 5 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At April 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $149,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $204,000 for the six months ended April 30, 2003, of which $41,000 was payable at period-end.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended April 30, 2003, the fund was allocated $9,000 of Spectrum Funds' expenses, of which $5,000 related to services provided by Price and $4,000 was payable at period-end. At April 30, 2003, approximately 1.9% of the outstanding shares of the fund were held by the Spectrum Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended April 30, 2003, totaled $37,000 and are reflected as interest income in the accompanying Statement of Operations.


Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 12, 2003